Note 16 - Stock-Based Compensation (Details) - RSUs Activity (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Note 16 - Stock-Based Compensation (Details) - RSUs Activity [Line Items]
Balance	32,838,550
Balance	$ 0.1061
Granted	23,900,950
Granted	$ 0.0615
Vested	(13,297,850)
Vested	$ 0.0993
Forfeited and expired	(7,226,550)
Forfeited and expired	$ 0.0899
Balance	36,215,100
Balance	$ 0.0824